DETAIL OF SIGNIFICANT STATEMENT OF FINANCIAL POSITION AND STATEMENT OF COMPREHENSIVE INCOME CAPTIONS, Other Receivables (Details) - ARS ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020
Current [Abstract]
Turnover tax balance		$ 126,700	$ 38,486
Income tax credit balance		21,919	9,064
VAT credit balance		702,758	0
Other tax receivables		37,764	21,314
Prepaid expenses		418,223	215,121
Advances to suppliers		3,022,243	1,906,942
Balances with related parties		0	127,147
Allowance for doubtful accounts		0	(81,610)
Subsidies receivables		1,246,168	457,017
Other Receivables UT		29,223	65,205
Others		371,732	513,498
Total		5,976,730	3,272,184
Non Current [Abstract]
Turnover tax balance		0	0
Income tax credit balance		0	0
VAT credit balance		0	0
Other tax receivables		472	2,949
Prepaid expenses		0	0
Advances to suppliers		0	0
Subsidies receivables		0	0
Allowance for doubtful accounts		0	0
Balances with related parties		0	0
Other Receivables UT		0	0
Others		8,383	11,476
Total		8,855	14,425
Allowance for doubtful accounts [Abstract]
Balance at the beginning of the period		81,610	0
Inflation adjustment restatement		(15,019)	(66,684)
Additions		0	352,266	[1]
Applications		0	0
Reversals	[1]	(66,591)	(203,972)
Balance at the end of period		$ 0	$ 81,610

[1]	Included in “Selling Expenses”